Bank Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Bank premises, furniture and equipment, gross	$ 14,527	$ 12,284
Less accumulated depreciation	3,377	2,332
Bank premises, furniture and equipment, net	11,150	9,952		11,526
Depreciation [Abstract]
Depreciation	1,045	972	764
Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Bank premises, furniture and equipment, gross	2,672	2,343
Leasehold improvements
Property, Plant and Equipment, Net [Abstract]
Bank premises, furniture and equipment, gross	2,942	2,873
Land
Property, Plant and Equipment, Net [Abstract]
Bank premises, furniture and equipment, gross	5,181	3,609
Furniture, fixtures and equipment
Property, Plant and Equipment, Net [Abstract]
Bank premises, furniture and equipment, gross	$ 3,732	$ 3,459